TRADE RECEIVABLES, NET (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 7,588	$ 7,014
Allowance for doubtful accounts	1,256	1,432	$ 930
Trade receivables, net	6,332	5,582
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	910	978
Allowance for doubtful accounts	64	5
Trade receivables, net	846	973
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	847	673
Allowance for doubtful accounts	59	7
Trade receivables, net	788	666
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	693	670
Allowance for doubtful accounts	97	33
Trade receivables, net	596	637
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	435	418
Allowance for doubtful accounts	65	159
Trade receivables, net	370	259
Later than four months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,988	2,518
Allowance for doubtful accounts	964	1,224
Trade receivables, net	1,024	1,294
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,715	1,757
Allowance for doubtful accounts	7	4
Trade receivables, net	$ 2,708	$ 1,753